SCHEDULE OF INCOME TAX EXPENSE (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current			$ (257)	$ 1,489
Deferred			(452)	122
Total tax expense		$ (527)	$ (709)	$ 1,611